 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending May 31, 2004:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
5/10/2004	Shares of beneficial interest	34,000	6.34	7.27	Merrill Lynch
5/11/2004	Shares of beneficial interest	12,900	6.39	7.28	Merrill Lynch
5/13/2004	Shares of beneficial interest	30,000	6.28	7.24	Merrill Lynch
5/14/2004	Shares of beneficial interest	32,400	6.34	7.27	Merrill Lynch
5/17/2004	Shares of beneficial interest	23,000	6.38	7.29	Merrill Lynch
5/18/2004	Shares of beneficial interest	31,000	6.34	7.28	Merrill Lynch
5/19/2004	Shares of beneficial interest	31,000	6.38	7.27	Merrill Lynch
5/24/2004	Shares of beneficial interest	22,000	6.44	7.29	Merrill Lynch
5/25/2004	Shares of beneficial interest	23,000	6.52	7.29	Merrill Lynch
5/26/2004	Shares of beneficial interest	10,900	6.54	7.31	Merrill Lynch
5/27/2004	Shares of beneficial interest	23,000	6.56	7.34	Merrill Lynch
5/28/2004	Shares of beneficial interest	23,000	6.55	7.32	Merrill Lynch

Total Shares Repurchased: 296,200

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management